Net Income Attributable to Komatsu Ltd. Per Share (Tables)	12 Months Ended
Mar. 31, 2011
Net Income Attributable to Komatsu Ltd. Per Share (Tables) [Abstract]
Computation of basic and diluted net income attributable to Komatsu Ltd. per share

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net income attributable to Komatsu Ltd.	¥150,752	¥33,559	¥78,797	$1,816,289

	Number of shares
	2011	2010	2009
Weighted average common shares outstanding, less treasury stock	967,803,446	968,013,328	985,585,385
Dilutive effect of:
Stock options	671,477	449,531	731,973

Weighted average diluted common shares outstanding	968,474,923	968,462,859	986,317,358

	Yen			U.S. cents
	2011	2010	2009	2011
Net income attributable to Komatsu Ltd. per share:
Basic	¥155.77	¥34.67	¥79.95	¢ 187.67
Diluted	155.66	34.65	79.89	187.54